Document and Entity Information	Jun. 16, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2023
Entity File Number	001-34887
Entity Registrant Name	MULLEN AUTOMOTIVE INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3289406
Entity Address State Or Province	CA
Entity Address, Address Line One	1405 Pioneer Street
Entity Address, City or Town	Brea
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MULN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001499961
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false